497(e)
                                                                      333-132200

AXA Equitable Life Insurance Company

IL Protector(R)          Champion 2000
Incentive Life(R)        Incentive Life(R) COLI
Incentive Life Plus(R)   The Champion
Special Offer Policy     SP-1
Survivorship 2000        Basic Policy
Incentive Life(R) 2000   Expanded Policy

PROSPECTUS SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus and/or Supplement to the Prospectus that you received for your AXA Equitable variable life insurance policy listed above, as previously supplemented (the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all policies. As applicable to your policy, please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "About the Portfolios of the Trusts", replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------




IF (AR)                                                                 x02258

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.            o AXA Equitable
                                                                                        o Hirayama Investments, LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a      o AXA Equitable
                               secondary objective to seek reasonable current income.   o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable    o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.               o AXA Equitable
                                                                                        o Marsico Capital Management, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                   o AXA Equitable
                                                                                        o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                               moderate risk to capital.                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired     Total Annual    Fee Waivers      Net Total
                                                                        Fund Fees       Expenses        and/or          Annual
                                                                      and Expenses      (Before         Expense        Expenses
                                     Management    12b-1     Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                        Fees        Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%           --      0.11%           --        0.46%                --          0.46%*
  EQ/Large Cap Growth Index           0.35%         0.25%     0.13%           --        0.73%                --          0.73%
  EQ Large Cap Value Index            0.35%           --      0.17%           --        0.52%                --          0.52%
  EQ/Large Cap Value PLUS             0.46%           --      0.16%           --        0.62%                --          0.62%
  EQ/Mid Cap Index                    0.35%         0.25%     0.12%           --        0.72%                --          0.72%
  EQ/Quality Bond PLUS                0.40%           --      0.19%           --        0.59%                --          0.59%
------------------------------------------------------------------------------------------------------------------------------------

* For The Champion, SP-1, Basic Policy, and Expanded Policy, AXA Equitable credits this variable investment option daily to offset investment management fees and other expenses of the Portfolio that exceed a 0.25% effective annual rate.



    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved. IL Protector(R), Incentive Life(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company
                                (AXA Equitable).


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

Paramount Life(SM)           Incentive Life(R) '02
Incentive Life(R) COLI '04   Survivorship Incentive Life(R) '02

PROSPECTUS SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all policies. As applicable to your policy, please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.




--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "About the Portfolios of the Trusts", replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------



VL008 (11/08)                                                   140666 (11/08)
NB/IF (AR)                                                              x02259

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                  Objective
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.           o AXA Equitable
                                                                                       o Hirayama Investments, LLC
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a     o AXA Equitable
                               secondary objective to seek reasonable current income.  o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable   o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.              o AXA Equitable
                                                                                       o Marsico Capital Management, LLC
                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                  o AXA Equitable
                                                                                       o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.        o AXA Equitable
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
                               moderate risk to capital.                               o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Acquired     Total Annual    Fee Waivers      Net Total
                                                                         Fund Fees       Expenses        and/or          Annual
                                                                        and Expenses      (Before         Expense        Expenses
                                    Management       12b-1     Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                        Fees          Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%            --     0.11%           --        0.46%                --        0.46%
  EQ/Large Cap Growth Index           0.35%            --     0.13%           --        0.48%                --        0.48%
  EQ Large Cap Value Index            0.35%            --     0.17%           --        0.52%                --        0.52%
  EQ/Large Cap Value PLUS             0.46%            --     0.16%           --        0.62%                --        0.62%
  EQ/Mid Cap Index                    0.35%            --     0.12%           --        0.47%                --        0.47%
  EQ/Quality Bond PLUS                0.40%            --     0.19%           --        0.59%                --        0.59%
------------------------------------------------------------------------------------------------------------------------------------

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved. IL Protector(R), Incentive Life(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA
       Equitable). Incentive Life(R) Optimizer(SM) and Paramount Life(SM)
                      are service marks of AXA Equitable.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234
2